Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Total	$ 13,860	$ 12,408
Less: Accumulated depreciation	(8,284)	(6,578)
Property, equipment and software, net	5,576	5,830
Computer and Electronic Equipment
Property Plant And Equipment [Line Items]
Total	6,243	5,310
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total	3,830	3,209
Vehicle
Property Plant And Equipment [Line Items]
Total	1,384	2,085
Software
Property Plant And Equipment [Line Items]
Total	1,593	1,230
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Total	$ 810	$ 574